Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment information
Segment information
Beginning in the second quarter of 2016, management identified three reportable segments, which correspond to our three operating segments: the Americas, Developed Europe and Rest of World. The change from one to three reportable segments was the result of a shift in the Company’s focus on managing the business to reflect unique market opportunities and competitive dynamics inherent in our business within each of our operating segments. Our Americas segment is comprised of Argentina, Brazil, Canada, Chile, Colombia, Ecuador, Mexico, Peru, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our Rest of World segment represents all regions outside of the Americas and Developed Europe. The top countries by revenue in the Rest of World segment include Australia, Japan, India, New Zealand and Hong Kong.
We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend, or ROAS, for each of our segments, which compares referral revenue to advertising spend. ROAS includes the allocation of revenue by segment which is based on the location of the website, or domain name, regardless of where the consumer resides. This is consistent with how management monitors and runs the business.
Corporate and Eliminations also includes all corporate functions and expenses except for direct advertising. In addition, we record amortization of intangible assets and any related impairment, as well as share-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other taxes, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliation below.
The following tables present our segment information for the years ended December 31, 2015, 2016 and 2017. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2015
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€259,568	€171,910	€58,762	€—	€490,240
Other revenue	—	—	—	2,843	2,843
Total revenue	259,568	171,910	58,762	2,843	493,083
Advertising spend	194,886	169,415	67,872	—	432,173
ROAS contribution	€64,682	€2,495	€(9,110)	€2,843	€60,910
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,946
Other selling and marketing(1)					29,046
Technology and content					28,693
General and administrative, including related party shared service fee					18,065
Amortization of intangible assets					30,030
Operating income (loss)					(47,870)
Other income (expense)
Interest expense					(147)
Other, net					(2,667)
Total other income (expense), net					(2,814)
Income (loss) before income taxes					(50,684)
Provision for income taxes					(11,318)
Net loss					€(39,366)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2016
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€348,909	€286,398	€110,517	€—	€745,824
Other revenue	—	—	—	8,345	8,345
Total revenue	348,909	286,398	110,517	8,345	754,169
Advertising spend	257,471	243,176	122,805	—	623,452
ROAS contribution	€91,438	€43,222	€(12,288)	€8,345	€130,717
Costs and expenses:
Cost of revenue, including related party, excluding amortization					4,273
Other selling and marketing(1)					49,772
Technology and content					51,658
General and administrative, including related party shared service fee					55,602
Amortization of intangible assets					13,857
Operating income (loss)					(44,445)
Other income (expense)
Interest expense					(137)
Other, net					(139)
Total other income (expense), net					(276)
Income (loss) before income taxes					(44,721)
Provision for income taxes					6,670
Net loss					€(51,391)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2017
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€424,993	€391,667	€203,673	€—	€1,020,333
Other revenue	—	—	—	15,050	15,050
Total revenue	424,993	391,667	203,673	15,050	1,035,383
Advertising spend	324,487	338,072	222,126	—	884,685
ROAS contribution	€100,506	€53,595	€(18,453)	€15,050	€150,698
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,930
Other selling and marketing(1)					62,240
Technology and content					52,232
General and administrative, including related party shared service fee					47,444
Amortization of intangible assets					3,220
Operating income (loss)					(20,368)
Other income (expense)
Interest expense					(44)
Gain on deconsolidation of subsidiaries					2,007
Other, net					592
Total other income (expense), net					2,555
Income (loss) before income taxes					(17,813)
Provision for income taxes					(4,764)
Net loss					€(13,049)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

Geographic information
The following table presents revenue by geographic area for the years ended December 31, 2015, 2016 and 2017. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated based upon the location of the customer using the service.

	Year ended December 31,
(in thousands)	2015	2016	2017
Total Revenues
United States	€128,891	€199,423	€255,501
United Kingdom	61,541	86,745	108,080
Germany	67,470	76,599	85,308
Australia	17,655	30,820	50,623
Canada	23,156	33,112	40,648
Italy	26,394	31,272	37,677
Spain	29,206	37,715	36,757
All other countries	138,770	258,483	420,789
	€493,083	€754,169	€1,035,383

The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2016 and 2017:

(in thousands)	Years ended December 31,
	2016	2017
Property and equipment, net:
Germany	€46,098	€112,707
All other countries	764	1,764
	€46,862	€114,471